Derivatives and Hedge Accounting Activities (Schedule of Derivatives not Designated as Hedging Instruments) (Detail) - Derivatives Not Designated as Hedging Instruments - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	$ (45)	$ (63)	$ (5)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[2]	(57)	(70)	(13)
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives			1	6
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	18	2	24
Commodity | Operating Revenue | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[2],[3]	(57)	(70)	(13)
Commodity | Operating Revenue | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives			1	6
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	(3)	4	(14)
Commodity | Electric fuel and other energy-related purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	(59)	(70)	(14)
Commodity | Other operations and maintenance
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	$ (1)	$ 1
Interest rate
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1],[4]			$ (1)

[1]	Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy's Consolidated Statements of Income.
[2]	Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power's Consolidated Statements of Income.
[3]	Amounts recorded in Virginia Power's Consolidated Statements of Income are classified in electric fuel and other energy-related purchases.
[4]	Amounts recorded in Dominion Energy's Consolidated Statements of Income are classified in interest and related charges.